Selected Interim Financial Information (unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
19.    Selected Interim Financial Information (unaudited)

The tables below reflect the Company’s selected quarterly information for the years ended December 31, 2013 and 2012. Total revenue and income from continuing operations amounts have been reclassified for properties qualifying for discontinued operations presentation (See Note 3).

	2013 Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	(in thousands, except for per unit amounts)
Total revenue	$477,826	$510,033	$571,481	$576,199
Income from continuing operations	$44,445	$505,396	$84,348	$81,412
Net income attributable to Boston Properties Limited Partnership	$60,923	$505,189	$174,140	$101,264
Income attributable to Boston Properties Limited Partnership per unit—basic	$0.36	$2.97	$1.03	$0.60
Income attributable to Boston Properties Limited Partnership per unit—diluted	$0.36	$2.96	$1.02	$0.60

	2012 Quarter Ended
	March 31,	June 30,	September 30,	December 31,
	(in thousands, except for per unit amounts)
Total revenue	$438,722	$466,197	$464,220	$478,047
Income from continuing operations	$55,133	$96,836	$65,375	$76,295
Net income attributable to Boston Properties Limited Partnership	$56,542	$136,561	$66,234	$75,264
Income attributable to Boston Properties Limited Partnership per unit—basic	$0.34	$0.81	$0.39	$0.45
Income attributable to Boston Properties Limited Partnership per unit—diluted	$0.34	$0.81	$0.39	$0.45